                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:         811-21326

Exact Name of Registrant
(as specified in charter): Cohen & Steers REIT and Preferred Income Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
COMMON STOCK                                             83.3%
    DIVERSIFIED                                           6.7%
           Colonial Properties Trust                                   300,000     $  13,344,000
           Crescent Real Estate Equities Co.                           562,400        11,534,824
           Digital Realty Trust                                         77,000         1,386,000
           Entertainment Properties Trust                              119,200         5,319,896
           iStar Financial                                             990,000        40,025,700
           Spirit Finance Corp.                                        470,400         5,292,000
           Vornado Realty Trust                                        239,100        20,710,842
                                                                                   --------------
                                                                                      97,613,262
                                                                                   --------------
    HEALTH CARE                                          12.6%
           Health Care Property Investors (a)                        2,355,200        63,566,848
           Health Care REIT                                          1,745,600        64,744,304
           Healthcare Realty Trust                                     288,900        11,596,446
           Medical Properties Trust                                     26,800           262,640
           Nationwide Health Properties                              1,362,200        31,739,260
           Ventas                                                      335,000        10,787,000
                                                                                   --------------
                                                                                     182,696,498
                                                                                   --------------
    HOTEL                                                 2.9%
           DiamondRock Hospitality Co.                                 565,600         6,645,800
           Hospitality Properties Trust                                545,200        23,367,272
           Strategic Hotel Capital                                     671,500        12,261,590
                                                                                   --------------
                                                                                      42,274,662
                                                                                   --------------
    INDUSTRIAL                                            3.0%
           First Industrial Realty Trust                             1,073,900        43,009,695
                                                                                   --------------
    MORTGAGE                                              2.5%
           Gramercy Capital Corp.                                      200,000         4,792,000
           Newcastle Investment Corp.                                1,135,074        31,668,565
                                                                                   --------------
                                                                                      36,460,565
                                                                                   --------------





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                                       1

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


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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    OFFICE                                               26.0%
           American Financial Realty Trust                           1,404,900     $  19,949,580
           Arden Realty                                              1,488,700        61,289,779
           Brandywine Realty Trust                                     787,800        24,492,702
           CarrAmerica Realty Corp.                                    935,700        33,638,415
           Equity Office Properties Trust                            2,533,300        82,864,243
           Highwoods Properties                                        910,200        26,860,002
           HRPT Properties Trust                                     1,466,100        18,194,301
           Mack-Cali Realty Corp.                                    1,199,500        53,905,530
           Maguire Properties                                        1,286,100        38,647,305
           Prentiss Properties Trust                                   389,100        15,797,460
           Reckson Associates Realty Corp.                              87,500         3,023,125
                                                                                   --------------
                                                                                     378,662,442
                                                                                   --------------
    OFFICE/INDUSTRIAL                                     5.2%
           Duke Realty Corp.                                           584,600        19,806,248
           Liberty Property Trust                                    1,143,300        48,635,982
           Mission West Properties                                     778,800         7,819,152
                                                                                   --------------
                                                                                      76,261,382
                                                                                   --------------
    RESIDENTIAL - APARTMENT                              11.1%
           American Campus Communities                                 275,500         6,617,510
           AMLI Residential Properties Trust                           590,400        18,934,128
           Apartment Investment & Management Co.                       270,200        10,478,356
           Archstone-Smith Trust                                     1,052,067        41,945,911
           Camden Property Trust                                       581,800        32,435,350
           Education Realty Trust                                      399,300         6,668,310
           GMH Communities Trust                                       604,200         8,863,614
           Home Properties                                             348,700        13,686,475
           Mid-America Apartment Communities                           349,000        16,231,990
           Town and Country Trust                                      173,400         5,032,068
                                                                                   --------------
                                                                                     160,893,712
                                                                                   --------------





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                                       2

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


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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    SELF STORAGE                                          1.4%
           Extra Space Storage (Restricted)(b,c)                        94,500     $   1,380,739
           Sovran Self Storage                                         222,200        10,876,690
           U-Store-It Trust                                            402,600         8,160,702
                                                                                   --------------
                                                                                      20,418,131
                                                                                   --------------
    SHOPPING CENTER                                      11.9%
        COMMUNITY CENTER                                  7.9%
           Cedar Shopping Centers                                      577,300         8,353,531
           Heritage Property Investment Trust                        1,849,600        64,736,000
           Inland Real Estate Corp.                                    395,700         6,196,662
           New Plan Excel Realty Trust                               1,029,800        23,633,910
           Ramco-Gershenson Properties Trust                           390,000        11,384,100
                                                                                   --------------
                                                                                     114,304,203
                                                                                   --------------
        REGIONAL MALL                                     4.0%
           Glimcher Realty Trust                                     1,834,600        44,892,662
           Macerich Co.                                                215,200        13,975,088
                                                                                   --------------
                                                                                      58,867,750
                                                                                   --------------
           TOTAL SHOPPING CENTER                                                     173,171,953
                                                                                   --------------
              TOTAL COMMON STOCK
                (Identified cost-$930,170,017)                                     1,211,462,302
                                                                                   --------------





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                                       3

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


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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
PREFERRED SECURITIES - CAPITAL TRUST                     35.2%
    BANK                                                  5.4%
           AgFirst Farm Credit Bank, 7.30%,
             due 10/14/49, 144A(d)                                  29,100,000     $  29,230,804
           Astoria Capital Trust I, 9.75%,
             due 11/1/29, Series B                                  13,500,000        15,747,750
           First Tennessee Bank, 144A (FRN)(d)                           2,000         2,020,000
           Great Western Financial Trust II, 8.206%,
             due 2/1/27, Series A                                    2,232,000         2,404,380
           Roslyn Preferred Trust I, 4.78%,
             due 4/1/32, (FRN), 144A(d)                              7,500,000         7,537,500
           Roslyn Real Estate Asset Corp., 4.813%,
             due 9/30/08, Series D (FRN)                                   100        10,025,000
           Sky Financial Capital Trust I, 9.75%,
             due 5/1/30, Series B                                    3,000,000         3,473,700
           Webster Capital Trust I, 9.36%,
             due 1/29/27, 144A(d)                                    7,300,000         7,945,685
                                                                                   --------------
                                                                                      78,384,819
                                                                                   --------------
    BANK-FOREIGN                                          7.4%
           BNP Paribas Capital Trust V, 7.20%,
             due 12/31/49                                           19,550,000        20,168,484
           CA Preferred Funding Trust, 7.00%,
             due 1/29/49 (Eurobond)                                 25,200,000        26,160,473
           HBOS Capital Funding LP, 6.85%, due 3/01/49              25,000,000        25,735,825
           HSBC Capital Funding LP, 10.176%,
             due 12/31/49, 144A (d)                                  9,680,000        15,039,351
           RBS Capital Trust B, 6.80%, due 12/05/49                 19,700,000        20,103,161
                                                                                   --------------
                                                                                     107,207,294
                                                                                   --------------





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                                       4

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    ELECTRIC - INTEGRATED                                 3.0%
           Dominion Resources Capital Trust III,
             8.40%, due 1/15/31                                     21,732,000     $  26,838,759
           DPL Capital Trust II, 8.125%, due 9/01/31                 3,000,000         3,645,000
           Entergy Arkansas, 7.40%, Series                              12,099         1,237,123
           Enterprise Capital Trust II,
             due 6/30/28, Series B                                   3,000,000         2,976,357
           Southern California Edison Co.,
             6.125%, Series B                                           92,500         9,291,625
                                                                                   --------------
                                                                                      43,988,864
                                                                                   --------------
    FINANCE                                               4.9%
        CREDIT CARD                                       0.4%
           MBNA Capital, 8.278%, due 12/1/26,
             Series A                                                5,200,000         5,587,697
                                                                                   --------------
        DIVERSIFIED FINANCIAL SERVICES                    2.2%
           Old Mutual Capital Funding, 8.00%,
             due 5/29/49 (Eurobond)                                 29,950,000        31,360,435
                                                                                   --------------
        INVESTMENT BANKER/BROKER                          1.4%
           JPM Capital Trust I, 7.54%, due 1/15/27                   1,925,000         2,049,101
           NBP Capital Trust III, 7.375%, due 10/29/49              16,900,000        17,977,341
                                                                                   --------------
                                                                                      20,026,442
                                                                                   --------------
        MORTGAGE LOAN/BROKER                              0.9%
           Countrywide Capital III, 8.05%,
             due 6/15/27, Series B (SKIS)                           11,285,000        13,580,595
                                                                                   --------------
           TOTAL FINANCE                                                              70,555,169
                                                                                   --------------
    FOOD                                                  1.5%
           Dairy Farmers of America, 7.875%,
             144A(b,d)                                                 135,000        13,209,588
           Gruma S.A., 7.75%, due 12/29/49, 144A (d)                 9,000,000         9,213,750
                                                                                   --------------
                                                                                      22,423,338
                                                                                   --------------





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                                       5

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


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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    INSURANCE                                             7.3%
        LIFE/HEALTH INSURANCE                             1.2%
           AmerUS Capital I, 8.85%, due 2/1/27,
             Series A                                                2,000,000     $   2,120,348
           Liberty Mutual Insurance, 7.697%,
             due 10/15/97, 144A (d)                                 15,230,000        15,535,910
                                                                                   --------------
                                                                                      17,656,258
                                                                                   --------------
        LIFE/HEALTH INSURANCE - FOREIGN                   0.2%
           Prudential PLC, 6.50%, due 6/29/49                        3,000,000         3,026,223
                                                                                   --------------
        MULTI-LINE                                        5.1%
           AFC Capital Trust I, 8.207%, due 2/03/27,
             Series B (b)                                           15,750,000        16,630,834
           AXA, 7.10%, due 5/29/49 (Eurobond)                       26,500,000        27,385,100
           GenAmerica Capital I, 8.525%,
             due 6/30/27, 144A (d)                                   9,000,000         9,847,269
           USF&G Capital, 8.312%, due 7/1/46, 144A (d)               3,845,000         4,615,888
           Zurich Capital Trust I, 8.376%,
             due 6/1/37, 144A (d)                                   14,212,000        15,229,338
                                                                                   --------------
                                                                                      73,708,429
                                                                                   --------------
        PROPERTY CASUALTY                                 0.8%
           Oil Casualty Insurance, 8.00%,
             due 9/15/34, 144A (d)                                   8,000,000         8,187,720
           W.R. Berkley Capital Trust, 8.197%,
             due 12/15/45                                            4,100,000         4,210,470
                                                                                   --------------
                                                                                      12,398,190
                                                                                   --------------
           TOTAL INSURANCE                                                           106,789,100
                                                                                   --------------
    MEDICAL - HOSPITAL                                    1.0%
           Columbia/HCA, 7.50%, due 11/15/95                        16,534,000        15,261,461
                                                                                   --------------
    OIL - EXPLORATION AND PRODUCTION                      0.8%
           Pemex Project Funding Master Trust,
             7.75%, due 9/29/49                                     11,000,000        11,464,750
                                                                                   --------------





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                                       6

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


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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    PIPELINES                                             1.7%
           K N Capital Trust I, 8.56%, due 4/15/27,
             Series B (TruPS)                                        9,513,000     $  10,283,943
           K N Capital Trust III, 7.63%, due 4/15/28,
             (TruPS)                                                13,330,000        15,108,755
                                                                                   --------------
                                                                                      25,392,698
                                                                                   --------------
    REAL ESTATE                                           0.4%
           BF Saul Real Estate Investment Trust,
             7.50%, due 3/01/14, 144A(d)                             5,000,000         5,150,000
                                                                                   --------------
    RETAIL                                                0.4%
           JC Penney Co., 7.625%, due 3/01/97                        5,000,000         5,150,000
                                                                                   --------------
    TELECOMMUNICATION SERVICES                            1.4%
           Centaur Funding Corp., 9.08%,
             due 4/21/20, 144A(d)                                       15,954        20,178,938
                                                                                   --------------
              TOTAL PREFERRED SECURITIES -
               CAPITAL TRUST
               (Identified cost-$500,074,862)                                        511,946,431
                                                                                   --------------
PREFERRED SECURITIES - $25 PAR VALUE                     27.9%
    AUTOMOTIVE                                            0.1%
           DaimlerChrysler, 7.25%, due 8/01/97,
             Series (CBTCS)                                             36,808           925,721
           DaimlerChrysler, 7.50%, due 8/01/97,
             Series (CBTCS)                                             45,000         1,145,250
                                                                                   --------------
                                                                                       2,070,971
                                                                                   --------------





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                                       7

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



--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    BANK                                                  2.5%
           ASBC Capital I, 7.625%, due 6/15/32,
             Series A (TOPrS)                                           75,500     $   1,970,550
           Cobank ACB, 7.00%, 144A(d)                                  200,000        10,500,000
           Colonial Capital Trust IV, 7.875%,
             due 10/01/33, Series                                      390,000        10,044,450
           Countrywide Capital IV, 6.75%,
             due 4/01/33, Series                                        71,100         1,806,651
           First Republic Bank, 6.70%, Series A                        216,500         5,479,615
           Fleet Capital Trust VIII, 7.20%,
             due 3/15/32, Series                                        87,900         2,254,635
           HSBC USA, Series F                                           46,000         1,167,480
           JPM Chase Capital XVI, 6.35%,
             due 6/01/35, Series P                                     120,000         3,016,800
           Old Second Bancorp Capital Trust I, 7.80%,
             due 6/30/33, Series                                        55,550           595,496
                                                                                   --------------
                                                                                      36,835,677
                                                                                   --------------
    BANK-FOREIGN                                          2.0%
           Abbey National PLC, 7.375%, Series C                        493,264        12,854,460
           Banco Santander Central Hispano SA,
             6.41%, Series 1                                           125,000         3,225,000
           HSBC Holdings PLC, 6.20%, Series A                          200,000         4,980,000
           Northern Rock PLC, 8.00%, Series                             30,000           755,400
           Royal Bank of Scotland Group PLC, 7.25%,
             Series H                                                   55,600         1,420,024
           Royal Bank of Scotland Group PLC, 6.35%,
             Series N, (ADR)                                           200,000         5,082,000
                                                                                   --------------
                                                                                      28,316,884
                                                                                   --------------





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                                       8

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    ELECTRIC - INTEGRATED                                 1.9%
           Aquila, 7.875%, due 3/01/32, Series                          42,400     $   1,064,240
           DTE Energy Trust II, 7.50%, due 6/01/44,
             Series                                                     76,800         2,012,160
           Energy East Capital Trust I, 8.25%,
             due 7/31/31, Series                                        61,000         1,579,900
           Entergy Mississippi, 6.25%, Series                          120,000         2,916,000
           Enterprise Capital Trust, 7.44%                             214,900         5,361,755
           Enterprise Capital Trust III, 7.25%,
             due 6/30/47, Series C                                      69,700         1,738,318
           Northern States Power Co., 8.00%,
             due 7/01/42, Notes (PINES)                                 41,700         1,091,706
           NVP Capital I, 8.20%, due 3/31/37, Series A                   2,600            65,286
           NVP Capital III, 7.75%, due 9/30/38,
             Series B                                                   81,900         2,055,690
           PSEG Funding Trust II, 8.75%, due 12/31/32,
             Series                                                    199,900         5,307,345
           Puget Sound Energy Capital Trust II, 8.40%,
             due 6/30/41 (TOPrS)                                        70,800         1,808,232
           Sierra Pacific Power Co., 7.80%, Series 1                    40,000         1,008,000
           Virginia Power Capital Trust II, 7.375%,
             due 7/30/42, Series (TruPS)                                79,761         2,083,357
                                                                                   --------------
                                                                                      28,091,989
                                                                                   --------------
    FINANCE                                               1.3%
           CIT Group, 6.35%, Series A                                  200,000         5,074,000
           MBNA Capital, 8.125%, Series D (TruPS)                      234,100         6,168,535
           MBNA Capital, 8.10%, due 2/15/33,
             Series E (TOPrs)                                          166,300         4,431,895
           Merrill Lynch & Co., Series 1 (FRN)                         140,000         3,521,000
                                                                                   --------------
                                                                                      19,195,430
                                                                                   --------------





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                                       9

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
    GAS-DISTRIBUTION                                      3.2%
           Dominion CNG Capital Trust I, 7.80%,
             due 10/31/41, Series                                       78,700     $   2,043,839
           Laclede Capital Trust I, 7.70%,
             due 12/01/32 (TOPrS)                                       56,300         1,469,430
           Southern Union Co., 7.55%, Series A (e)                   1,040,000        27,684,800
           Southwest Gas Capital Trust II, 7.70%,
             due 9/15/43, Series                                       600,000        15,780,000
                                                                                   --------------
                                                                                      46,978,069
                                                                                   --------------
    INSURANCE                                             5.6%
        LIFE/HEALTH INSURANCE                             0.6%
           AmerUs Group Co., 7.25%, Series A                           120,000         2,976,000
           Principal Financial Group, 6.518%, Series B                 200,000         5,350,000
                                                                                   --------------
                                                                                       8,326,000
                                                                                   --------------
        LIFE/HEALTH INSURANCE - FOREIGN                   0.2%
           Prudential PLC, 6.50%, Series A                             120,000         3,018,000
                                                                                   --------------
        MULTI-LINE                                        2.8%
           Aegon NV, 6.375%, Series                                    400,000        10,196,000
           ING Groep NV, 7.05%, Series                                 241,600         6,257,440
           ING Groep NV, 7.20%, Series                                 165,700         4,326,427
           MetLife, 6.50%, Series B                                    800,000        20,280,000
                                                                                   --------------
                                                                                      41,059,867
                                                                                   --------------
        PROPERTY CASUALTY                                 1.4%
           ACE Ltd; 7.80%, Series C                                    389,300        10,258,055
           Berkley W R Capital Trust II, 6.75%,
             due 7/26/45, Series                                       380,000         9,367,000
                                                                                   --------------
                                                                                      19,625,055
                                                                                   --------------
        REINSURANCE                                       0.2%
           EverestRe Capital Trust II, 6.20%,
             due 3/29/34, Series B                                     100,000         2,329,000
                                                                                   --------------





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                                       10

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


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               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
        REINSURANCE - FOREIGN                             0.4%
           PartnerRe Ltd., 6.75%, Series C                             206,500     $   5,176,955
           PartnerRe Ltd., 6.50%, Series D                              54,000         1,341,900
                                                                                   --------------
                                                                                       6,518,855
                                                                                   --------------
           TOTAL INSURANCE                                                            80,876,777
                                                                                   --------------
    MEDIA                                                 1.5%
        CABLE TELEVISION                                  0.8%
           Shaw Communications, 8.50%, Series B (COPrS)                479,700        12,193,974
                                                                                   --------------
        DIVERSIFIED SERVICES                              0.7%
           AOL Time Warner, 7.625%, due 5/01/32,
             Series A-1 (CABCO)                                        117,600         3,122,280
           Liberty Media Corp., 8.75%, due 2/01/30,
             (CBTCS)                                                   153,600         3,898,368
           Liberty Media Corp., 8.75%, (PPLUS)                          95,345         2,407,461
                                                                                   --------------
                                                                                       9,428,109
                                                                                   --------------
           TOTAL MEDIA                                                                21,622,083
                                                                                   --------------
    OIL - EXPLORATION                                     1.1%
           Nexen, 7.35%, due 11/1/43, Series B                         608,660        15,952,979
                                                                                   --------------
    REAL ESTATE                                           7.5%
        DIVERSIFIED                                       1.4%
           Digital Realty Trust, 8.50%, Series A                        29,000           764,150
           Digital Realty Trust, 7.875%, Series B                       40,000           998,000
           iStar Financial, 7.875%, Series E                           400,000        10,460,000
           iStar Financial, 7.80%, Series F                            243,600         6,457,836
           iStar Financial, 7.65%, Series G                             80,000         2,014,400
                                                                                   --------------
                                                                                      20,694,386
                                                                                   --------------
        HEALTH CARE                                       0.5%
           Health Care REIT, 7.875%, Series D                          100,000         2,589,500
           Health Care REIT, 7.625%, Series F                           10,000           253,000
           Omega Healthcare Investors, 8.375%, Series D                200,000         5,188,000
                                                                                   --------------
                                                                                       8,030,500
                                                                                   --------------





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                                       11

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
        HOTEL                                             0.3%
           Eagle Hospitality Properties Trust, 8.25%,
             Series A                                                   50,000     $   1,255,000
           Innkeepers USA Trust, 8.00%, Series C                        93,500         2,445,025
                                                                                   --------------
                                                                                       3,700,025
                                                                                   --------------
        OFFICE                                            1.7%
           Cousins Properties, 7.75%, Series A                         457,500        11,895,000
           Kilroy Realty Corp., 7.80%, Series E                        100,000         2,556,000
           Maguire Properties, 7.625%, Series A                        248,900         6,309,615
           SL Green Realty Corp., 7.625%, Series C                     100,000         2,539,000
           SL Green Realty Corp., 7.875%, Series D                      60,000         1,544,400
                                                                                   --------------
                                                                                      24,844,015
                                                                                   --------------
        RESIDENTIAL - APARTMENT                           2.1%
           Apartment Investment & Management Co.,
             8.00%, Series T                                            93,700         2,370,610
           Apartment Investment & Management Co.,
             8.00%, Series V                                           101,000         2,565,400
           Apartment Investment & Management Co.,
             7.875%, Series Y                                          110,000         2,761,000
           Associated Estates Realty Corp., 8.70%,
             Series B                                                   40,000         1,042,000
           Hovnanian Enterprises, 7.625%, Series A                     130,500         3,151,445
           Mid-America Apartment Communities, 8.30%,
             Series H                                                  690,600        18,024,660
                                                                                   --------------
                                                                                      29,915,115
                                                                                   --------------
        SHOPPING CENTER                                   1.5%
           COMMUNITY CENTER                               0.3%
           Developers Diversified Realty Corp., 8.00%,
             Series G                                                   38,700         1,003,104
           Developers Diversified Realty Corp., 7.50%,
             Series I                                                   47,800         1,216,032
           Saul Centers, 8.00%, Series A                                69,400         1,814,810
                                                                                   --------------
                                                                                       4,033,946
                                                                                   --------------





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                                       12

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                     Number
                                                                    of Shares           Value
                                                                  -------------    --------------
           REGIONAL MALL                                  1.2%
           Glimcher Realty Trust, 8.75%, Series F                      277,800     $   7,170,018
           Glimcher Realty Trust, 8.125%, Series G                     240,000         6,093,600
           Mills Corp., 8.75%, Series E                                197,600         5,236,400
                                                                                   --------------
                                                                                      18,500,018
                                                                                   --------------
           TOTAL SHOPPING CENTER                                                      22,533,964
                                                                                   --------------
           TOTAL REAL ESTATE                                                         109,718,005
                                                                                   --------------
    TELECOMMUNICATION SERVICES                            1.2%
           Telephone & Data Systems, 6.625%,
             due 3/31/45, Series                                       249,852         6,266,288
           Telephone & Data Systems, 7.60%,
             due 12/01/41, Series A                                    197,800         5,053,790
           United States Cellular Corp., 7.50%,
             due 6/15/34, Series                                       201,500         5,299,450
           Verizon South, 7.00%, due 4/30/41, Series F                   4,000           102,040
                                                                                   --------------
                                                                                      16,721,568
                                                                                   --------------
              TOTAL PREFERRED SECURITIES -
                $25 PAR VALUE
                (Identified cost-$399,195,122)                                       406,380,432
                                                                                   --------------

                                                                    Principal
                                                                      Amount
                                                                  -------------
CORPORATE BONDS                                           1.3%
    CELLULAR TELECOMMUNICATIONS                           0.1%
           Rogers Wireless Communications, 8.00%,
             due 12/15/12, 144A (d)                                $ 1,000,000         1,061,250
                                                                                   --------------
    MEDIA                                                 0.5%
           Liberty Media Corp., 8.25%, due 2/01/30                   5,250,000         5,053,660
           Rogers Cable, 8.75%, due 5/01/32                          3,000,000         3,442,500
                                                                                   --------------
                                                                                       8,496,160
                                                                                   --------------





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                                       13

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                    Principal
                                                                      Amount           Value
                                                                  -------------   ---------------

    TELEPHONE - INTEGRATED                                0.7%
           Citizens Communications Co., 9.00%,
             due 8/15/31                                           $ 9,925,000    $   10,111,094
                                                                                  ---------------
              TOTAL CORPORATE BONDS
                (Identified cost-$20,778,547)                                         19,668,504
                                                                                  ---------------
COMMERCIAL PAPER                                          0.1%
           San Paolo U.S. Finance Co., 2.75%,
             due 10/03/05 (Identified cost-$1,689,742)               1,690,000         1,689,742
                                                                                  ---------------

TOTAL INVESTMENTS
  (Identified cost $1,851,908,290)                      147.8%                     2,151,147,411


OTHER ASSETS IN EXCESS OF LIABILITIES                     2.1%                        29,916,225


LIQUIDATION VALUE OF PREFERRED SHARES                  (49.9)%                      (726,000,000)
                                                      -------                     ---------------


NET ASSETS APPLICABLE TO COMMON SHARES
  (Equivalent to $30.16 per share based on
  48,251,666 shares of common stock outstanding)        100.0%                    $1,455,063,636
                                                      =======                     ==============





--------------------------------------------------------------------------------
Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) 75,000 shares segregated as collateral for interest rate swap transactions.

(b) Fair valued security. Aggregate holdings equal 2.1% of net assets applicable to common shares.

(c) Resale is restricted. Security acquired 6/20/05 at a cost of $1,272,915; equals 0.1% of net assets applicable to common shares.

(d) Resale is restricted to qualified institutional investors. Aggregate holdings equal 12.0% of net assets applicable to common shares.

(e) 74,000 shares segregated as collateral for interest rate swap transactions.






--------------------------------------------------------------------------------

                                       14

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)





                      Glossary of Portfolio Abbreviations

                  ADR           American Depositary Receipt
                  CABCO         Corporate Asset Backed Corporation
                  CBTCS         Corporate Backed Trust Certificates
                  COPrS         Canadian Origin Preferred Securities
                  FRN           Floating Rate Note
                  PINES         Public Income Notes
                  PPLUS         Preferred Plus Trust
                  SKIS          Subordinated Capital Income Securities
                  TOPrS         Trust Originated Preferred Securities
                  TruPS         Trust Preferred Securities








--------------------------------------------------------------------------------

                                       15

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


--------------------------------------------------------------------------------

               COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



Interest Rate Swaps:

                                                                                                      Unrealized
                                 Notional       Fixed     Floating Rate(a)                           Appreciation/
       Counterparty               Amount        Rate      (reset monthly)      Termination Date     (Depreciation)
-------------------------     --------------  ----------  ----------------  ---------------------  ----------------
Merrill Lynch Derivative        $43,625,000     3.320%         3.818%           October 22, 2007     $  1,008,467
Merrill Lynch Derivative        $58,500,000     3.207%         3.700%            October 2, 2008        2,172,863
Merrill Lynch Derivative        $20,000,000     3.410%         3.740%           January 13, 2009          680,850
Royal Bank of Canada            $58,125,000     3.398%         3.830%            August 25, 2007        1,143,162
Royal Bank of Canada            $43,250,000     3.452%         3.771%         September 16, 2008        1,266,756
UBS AG                          $58,125,000     2.832%         3.830%            August 25, 2006          797,355
UBS AG                          $58,125,000     3.990%         3.830%            August 25, 2009        1,102,520
UBS AG                          $58,125,000     4.397%         3.830%            August 25, 2010          367,697
UBS AG                          $58,125,000     4.595%         3.830%            August 25, 2011          (84,994)
                                                                                                   ----------------
                                                                                                     $  8,454,676
                                                                                                   ================






----------------------------
 (a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, (2005.)









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                                       16

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


Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                 By:  /s/ Jay J. Chen
    --------------------------------        ------------------------------------
         Name: Adam M. Derechin                   Name: Jay J. Chen
         Title: President and principal           Title: Treasurer and principal
                  executive officer                        financial officer

         Date: November 17, 2005